UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/01/13
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $122,068.00
List of Other Included Managers:


No.  13F File Number                                         Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      371     4000 SH       Sole                                       4000
ABBOTT LABORATORIES            COM              002824100      734    11200 SH       Sole                                      11200
ADVANCED AUTO PARTS            COM              00751Y106      419     5792 SH       Sole                                       5792
AGILENT TECHNOLOGIES INC       COM              00846U101     1754    42834 SH       Sole                                      42834
AMERICAN EAGLE OUTFITTERS      COM              02553E106      509    24800 SH       Sole                                      24800
AMERICAN INTERNATIONAL GROUP   COM              026874784     2605    73800 SH       Sole                                      73800
AMGEN INC                      COM              031162100     4437    51400 SH       Sole                                      51400
ANADARKO PETROLEUM CORP        COM              032511107      425     5716 SH       Sole                                       5716
AON PLC                        COM              G0408V102     2734    49167 SH       Sole                                      49167
AT&T INC                       COM              00206R102     2079    61680 SH       Sole                                      61680
BAKER HUGHES INC               COM              057224107      331     8100 SH       Sole                                       8100
BALL CORP                      COM              058498106     5810   129834 SH       Sole                                     129834
BALTIA AIR LINES INC           COM              058823105        3   197950 SH       Sole                                     197950
BANK OF AMERICA CORP           COM              060505104     1071    92287 SH       Sole                                      92287
BECTON DICKINSON & CO          COM              075887109     1110    14190 SH       Sole                                      14190
CENOVUS ENERGY INC             COM              15135U109      603    17982 SH       Sole                                      17982
CHEVRON CORP                   COM              166764100     4773    44136 SH       Sole                                      44136
CIT GROUP INC                  COM              125581801     1332    34466 SH       Sole                                      34466
CITIGROUP INC                  COM              172967424      495    12501 SH       Sole                                      12501
CONSOL ENERGY INC              COM              20854P109      790    24600 SH       Sole                                      24600
CROWN HOLDINGS INC             COM              228368106     4025   109334 SH       Sole                                     109334
CSX CORP                       COM              126408103      229    11600 SH       Sole                                      11600
DANAHER CORP                   COM              235851102      414     7400 SH       Sole                                       7400
DIAGEO PLC-SPON ADR            COM              25243Q205     3019    25900 SH       Sole                                      25900
DIRECTV GROUP INC (THE)        COM              25490A101     3220    64200 SH       Sole                                      64200
DRESSER-RAND GROUP INC         COM              261608103     4031    71800 SH       Sole                                      71800
DU PONT (EI) DE NEMOURS        COM              263534109     2437    54200 SH       Sole                                      54200
EASTMAN CHEMICAL CO            COM              277432100     2538    37300 SH       Sole                                      37300
EBAY INC                       COM              278642103     4270    83686 SH       Sole                                      83686
ENCANA CORP                    COM              292505104      304    15403 SH       Sole                                      15403
FRANKLIN RESOURCES INC         COM              354613101     2508    19954 SH       Sole                                      19954
FREEPORT-MCMORAN COPPER        COM              35671D857     1481    43300 SH       Sole                                      43300
HEWLETT-PACKARD CO             COM              428236103      241    16900 SH       Sole                                      16900
IBM CORPORATION                COM              459200101     3639    18999 SH       Sole                                      18999
INTERNATIONAL PAPER CO         COM              460146103     4564   114567 SH       Sole                                     114567
JPMORGAN CHASE & CO            COM              46625H100     4161    94629 SH       Sole                                      94629
KIMBERLY-CLARK CORP            COM              494368103     1148    13600 SH       Sole                                      13600
LOCKHEED MARTIN                COM              539830109      323     3500 SH       Sole                                       3500
LSI CORP                       COM              502161102      481    67900 SH       Sole                                      67900
MACY'S INC                     COM              55616P104     2535    64967 SH       Sole                                      64967
MCDONALDS CORP                 COM              580135101      829     9400 SH       Sole                                       9400
MICROSOFT CORP COM             COM              594918104     2234    83558 SH       Sole                                      83558
MORGAN STANLEY                 COM              617446448     1202    62868 SH       Sole                                      62868
MOTOROLA SOLUTIONS INC         COM              620076307     3396    61000 SH       Sole                                      61000
NORTHROP GRUMMAN CORP          COM              666807102      385     5700 SH       Sole                                       5700
PACKAGING CORP OF AMERICA      COM              695156109     4434   115266 SH       Sole                                     115266
PEOPLES UNITED FINANCIAL       COM              712704105     1086    89800 SH       Sole                                      89800
PRECISION CASTPARTS CORP       COM              740189105     5278    27866 SH       Sole                                      27866
SHIRE PLC-ADR                  COM              82481R106     1673    18151 SH       Sole                                      18151
STATE STREET CORP              COM              857477103     3076    65433 SH       Sole                                      65433
TEEKAY CORPORATION             COM              Y8564W103     1808    56316 SH       Sole                                      56316
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     1258    33700 SH       Sole                                      33700
THE ADT CORP                   COM              00101J106      823    17700 SH       Sole                                      17700
THE SHERWIN-WILLIAMS CO        COM              824348106     3246    21100 SH       Sole                                      21100
THE TRAVELERS COS INC          COM              89417E109     2305    32100 SH       Sole                                      32100
TYCO INTERNATIONAL LTD         COM              H89128104      547    18701 SH       Sole                                      18701
UNITEDHEALTH GROUP INC         COM              91324P102     1285    23700 SH       Sole                                      23700
US BANCORP                     COM              902973304     1780    55716 SH       Sole                                      55716
VALSPAR CORP                   COM              920355104     3051    48900 SH       Sole                                      48900
VIACOM INC CL B                COM              92553P201      928    17600 SH       Sole                                      17600
WELLS FARGO & CO               COM              949746101     1800    52661 SH       Sole                                      52661
WYNDHAM WORLDWIDE CORP         COM              98310W108     1692    31800 SH       Sole                                      31800